UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F -HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2012

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                           [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        AYM Capital, LLC
 Address:    44 Wall Street, 2nd Floor
             New York, NY 10005

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Abraham Muller
Title:   Managing Member
Phone:   212.742.7002

Signature, Place, and Date of Signing:

/s/ Abraham Muller               New York, New York               August 3, 2012
   [Signature]                      [City, State]                    [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                           0
                                                   -------------

Form 13F Information Table Entry Total:                     49
                                                   ---------------

Form 13F Information Table Value Total:              $ 26,300
                                                   ---------------

                                                      (thousands)




List of Other Included Managers:

None





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

                                     TITLE OF              VALUE    SHRS OR    SH/  PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER                    CLASS     CUSIP    (X1000)  PRN AMOUNT  PRN  CALL   DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCURIDE CORP                        WRNT        00439T206     785     110,269 SH            Sole                110,269
AERCAP HOLDINGS NV                   COMM        N00985106   1,524     135,000 SH            Sole                135,000
AMERICAN AXLE & MFG HOLDINGS         COMM        024061103     504      50,998 SH            Sole                 50,998
AMKOR TECHNOLOGY INC                 COMM        031652100     523     120,000 SH            Sole                120,000
CEREPLAST INC                        COMM        156732307      48      50,000 SH            Sole                 50,000
CHINA MING YANG WIND POW-ADS         ADRS        16951C108     329     144,983 SH            Sole                144,983
CHIPMOS TECHNOLOGIES BERMUDA         COMM        G2110R114     485      93,988 SH            Sole                 93,988
COMMERCIAL VEHICLE GROUP INC         COMM        202608105     217      24,000 SH            Sole                 24,000
DANA HOLDING CORP                    COMM        235825205     243      20,000 SH            Sole                 20,000
DANAOS CORP                          COMM        Y1968P105     154      45,827 SH            Sole                 45,827
E-COMMERCE CHINA-SPON ADR            ADRS        26833A105     180      41,005 SH            Sole                 41,005
FEIHE INTERNATIONAL INC              COMM        31429Y103      44      16,900 SH            Sole                 16,900
HERCULES OFFSHORE INC                COMM        427093109      80      18,000 SH            Sole                 18,000
HOVNANIAN ENTERPRISES-A              COMM        442487203      29      20,000 SH            Sole                 20,000
ISHARES RUSSELL 2000                 COMM        464287655   2,950      40,000      PUT      Sole                 40,000
KEMET CORP                           COMM        488360207     289      40,997 SH            Sole                 40,997
LTX-CREDENCE CORPORATION             COMM        502403207     375      70,000 SH            Sole                 70,000
MANNKIND CORP                        COMM        56400P201     475     189,981 SH            Sole                189,981
MANNKIND CORP                        COMM        56400P201      75      30,000      CALL     Sole                 30,000
MANNKIND CORP                        COMM        56400P201      23       9,000      CALL     Sole                  9,000
MANNKIND CORP                        COMM        56400P201     175      70,000      CALL     Sole                 70,000
MANNKIND CORP                        COMM        56400P201     475     190,000      CALL     Sole                190,000
MANNKIND CORP                        COMM        56400P201      25      10,000      CALL     Sole                 10,000
MECOX LANE LTD-ADR                   ADRS        58403M102      89      76,947 SH            Sole                 76,947
MGIC INVESTMENT CORP - WISC          COMM        552848103     153      41,015 SH            Sole                 41,015
NAVIOS MARITIME ACQUISITION          COMM        Y62159101     203      75,313 SH            Sole                 75,313
NAVIOS MARITIME HOLDINGS INC         COMM        Y62196103   1,819     509,553 SH            Sole                509,553
NETLIST INC                          COMM        64118P109     152      60,500 SH            Sole                 60,500
PATRIOT COAL CORP                    COMM        70336T104     119      14,000 SH            Sole                 14,000
POWER-ONE INC                        COMM        73930R102     117      30,000 SH            Sole                 30,000
PULTE GROUP INC                      COMM        745867101      63      10,000 SH            Sole                 10,000
RADIAN GROUP INC                     COMM        750236101       2         995 SH            Sole                    995
RADIAN GROUP INC                     COMM        750236101     468     200,000      CALL     Sole                200,000
RADIAN GROUP INC                     COMM        750236101     475     203,200      CALL     Sole                203,200
RADIAN GROUP INC                     COMM        750236101     689     294,400      CALL     Sole                294,400
SAVIENT PHARMACEUTICALS INC          COMM        80517Q100      54      24,000 SH            Sole                 24,000
SPDR S&P 500 ETF TRUST               COMM        78462F103   6,275      50,000      PUT      Sole                 50,000
SPDR S&P 500 ETF TRUST               COMM        78462F103     628       5,000      PUT      Sole                  5,000
ULTRAPETROL (BAHAMAS) LTD            COMM        P94398107     709     238,080 SH            Sole                238,080
UNITED CONTINENTAL HOLDINGS          COMM        910047109     377      20,000 SH            Sole                 20,000
US AIRWAYS GROUP INC                 COMM        90341W108     152      30,000 SH            Sole                 30,000
VELTI PLC                            COMM        G93285107     218      32,100 SH            Sole                 32,100
WIDEPOINT CORP                       COMM        967590100      69     100,000 SH            Sole                100,000
WTS ATRINSIC INC SER A  EXP 05/31/16 WRNT           ATRNWA       0      94,828 SH            Sole                 94,828
WTS ATRINSIC INC SER B EXP 02/29/12  WRNT           ATRNWB       0      47,414 SH            Sole                 47,414
WTS ATRINSIC INC SER C EXP 05/31/16  WRNT           ATRNWC       0      45,043 SH            Sole                 45,043
XUEDA EDUCATION GROUP-ADR            ADRS        98418W109     937     268,382 SH            Sole                268,382
YRC WORLDWIDE INC                    COMM        984249607      25       2,525 SH            Sole                  2,525
YRC WORLDWIDE INC                    CONV        984249607   2,500   2,500,000 PRN           Sole              2,500,000
                                                            26,300
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